Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2012
Cash Payments

Cash payments during fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Cash payments:
Interest	¥85,801	¥121,253	¥116,271	$1,415
Income taxes	43,927	50,153	49,190	598